CONCESSIONS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
CONCESSIONS PAYABLE
Summary of Concessions Payable
	December 31, 2022	December 31, 2021
Disputed lease and concession:
Rumo Malha Paulista S.A.	37,842	55,170
Rumo Malha Oeste S.A.	1,957,149	1,747,233
	1,994,991	1,802,403
Lease installment:
Rumo Malha Paulista S.A.	1,138,076	1,145,450
	1,138,076	1,145,450
Concessions and grants:
Rumo Malha Sul S.A.	81,112	85,713
Rumo Malha Paulista S.A.	118,655	20,682
Rumo Malha Central S.A.	18,576	-
	218,343	106,395
Total	3,351,410	3,054,248
Current	256,759	160,771
Non-current	3,094,651	2,893,477
	3,351,410	3,054,248

Schedule of leases and grants related to concession payable

b)      Leases and grants within the scope of IFRS16:

	December 31, 2022	December 31, 2021
Leases:
Rumo Malha Sul	542,996	623,155
Rumo Malha Paulista	539,900	508,169
Rumo Malha Oeste	185,324	216,101
Elevações Portuárias	—	97,046
Portofer Transporte Ferroviário Ltda.	11,658	13,921
	1,279,878	1,458,392
Grants:
Rumo Malha Paulista (renewal)	732,727	590,594
Malha Central	792,374	614,410
	1,525,101	1,205,004
Total	2,804,979	2,663,396
Current	350,719	274,774
Non-current	2,454,260	2,388,622
	2,804,979	2,663,396